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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

Evergreen Equity Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a semi-annual filing for one of its series, Evergreen Diversified Capital Builder Fund, for the six months ended September 30, 2009. This series has March 31 fiscal year end.

Date of reporting period: September 30, 2009

Item 1 – Reports to Stockholders.

Evergreen Diversified Capital Builder Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2009, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

November 2009

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Diversified Capital Builder Fund for the six-month period ended September 30, 2009 (the “period”).

The period was characterized by a strong equity market rally that spanned the first half of the fiscal year. U.S. and international stocks rallied off their March 9th lows, with international and small cap stocks leading the gains. Signs of stability emerged in the corporate credit markets, as both issuance and performance improved. The price of oil surged in the second quarter of 2009, pulling most commodities higher, as gold gave back earlier gains and the dollar weakened. The period ended with stocks finishing a banner third quarter 2009, as major market indexes, both domestic and international, climbed by approximately 15% and investor sentiment was buoyed by signs of improvement in the economy and corporate earnings. In international markets, equity indexes have doubled in the developing world from their lows of last year, while the market gains in developed economies have been somewhat more muted.

At the end of the period, the Federal Reserve (the “Fed”) reiterated its commitment to keeping the benchmark lending rate near zero for an “extended period.” Additionally, the Fed’s statement changed somewhat from the previous meeting of the Federal Open Market Committee, altering text regarding economic activity from “leveling out” to activity that has “picked up.” It should be emphasized, however, that this shift, which might be construed as a signal from the Fed that the recession is over, is followed by a statement that household spending was still being constrained by “job losses, sluggish income growth, lower housing wealth, and tight credit.” While this data reflects an economy that is managing to climb from the depths reached in March, we question whether the fundamentals are in place for sustainable growth, given that economic reports continue to display data that is simply “less bad” than the previous depths of the recession. Until we see stabilization in home prices and employment, it is unlikely that activity will exceed much beyond what is considered to be “below potential” for any period of time.

Considering falling home prices and rising unemployment, along with oil prices that are 50% below the levels from the same period last year, concerns about inflationary pressures during the period appear to have been overblown. Indeed, at the midpoint in the fiscal year, market interest rates apparently reflect this assessment—despite rising federal outlays—with the yield on the benchmark 10-year Treasury note having fallen below 3.5% at the end of the period. Though market interest rates remain low by

LETTER TO SHAREHOLDERS continued

historical standards, the spread, or interest rate differential, between the federal funds rate and the 10-year Treasury is among its widest levels in history.

In this challenging environment, the manager of Evergreen Diversified Capital Builder Fund remained focused on the primary goals of seeking both capital appreciation and generous income. Toward the end of this period, the fund’s management increased the fund’s equity holdings while reducing the percentage of assets held in fixed income securities, reflecting their optimism that even a modest recovery in the second half of the year offers the prospect of higher valuations for equities.

We believe the changing conditions in the investment environment over the period have underscored the value of a well-diversified, long-term investment strategy that seeks to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

Effective after the close of business on June 30, 2009, Class B shares of the Fund were closed to new accounts and additional purchases by existing shareholders. Existing shareholders of Class B shares of the Fund may continue to exchange their Class B shares for Class B shares of other Evergreen Funds subject to the limitations described in each fund’s prospectus and may also continue to add to their accounts through dividend reinvestment. All other Class B share features and attributes, including, but not limited to, the 12b-1 fee, contingent deferred sales charge and conversion after a number of years to Class A shares, remain unchanged. Shareholders of the Fund may continue to redeem Fund shares in the manner described in the Fund’s prospectus.

FUND AT A GLANCE

as of September 30, 2009

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Margaret D. Patel

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	1/26/1998

Nasdaq symbol	EKBAX	EKBBX	EKBCX	EKBYX

6-month return with sales charge	23.50%	26.43%	29.71%	N/A

6-month return w/o sales charge	31.18%	31.43%	30.71%	31.24%

Average annual return*

1-year with sales charge	-8.30%	-7.00%	-4.31%	N/A

1-year w/o sales charge	-2.77%	-2.97%	-3.51%	-2.56%

5-year	-2.18%	-1.93%	-1.73%	-0.75%

10-year	-0.37%	-0.48%	-0.51%	0.46%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Diversified Capital Builder Fund Class A shares versus a similar investment in the Evergreen Diversified Capital Builder Blended Index (EDCBBI), the BofA Merrill Lynch High Yield Master Index† (BofAMLHYMI), the Russell 1000 Index (Russell 1000) and the Consumer Price Index (CPI).

The EDCBBI, the BofAMLHYMI and the Russell 1000 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

FUND AT A GLANCE continued

This section left intentionally blank

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The Evergreen Diversified Capital Builder Blended Index is composed of the following indexes: Russell 1000 (75%) and BofAMLHYMI (25%).

†      Copyright 2009. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of September 30, 2009, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	4/1/2009	9/30/2009	During Period*

Actual
Class A	$1,000.00	$1,311.77	$ 6.78
Class B	$1,000.00	$1,314.30	$11.14
Class C	$1,000.00	$1,307.13	$11.10
Class I	$1,000.00	$1,312.36	$ 5.33
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.20	$ 5.92
Class B	$1,000.00	$1,015.44	$ 9.70
Class C	$1,000.00	$1,015.44	$ 9.70
Class I	$1,000.00	$1,020.46	$ 4.66

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.17% for Class A, 1.92% for Class B, 1.92% for Class C and 0.92% for Class I), multiplied by the average account value over the period, multiplied by 183 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS A	Six Months Ended September 30, 2009 (unaudited)	Year Ended March 31,

		2009	2008	2007	2006	2005

Net asset value, beginning of period	$4.18	$8.28	$9.35	$8.90	$8.30	$8.20

Income from investment operations
Net investment income	0.03 [1]	0.11	0.18	0.18	0.18	0.14
Net realized and unrealized gains or losses on investments	1.27	(3.33)	(0.44)	0.43	0.58	0.13

Total from investment operations	1.30	(3.22)	(0.26)	0.61	0.76	0.27

Distributions to shareholders from
Net investment income	(0.03)	(0.13)	(0.18)	(0.16)	(0.16)	(0.17)
Net realized gains	0	(0.75)	(0.63)	0	0	0

Total distributions to shareholders	(0.03)	(0.88)	(0.81)	(0.16)	(0.16)	(0.17)

Net asset value, end of period	$5.45	$4.18	$8.28	$9.35	$8.90	$8.30

Total return[2]	31.18%	(38.57)%	(3.45)%	6.92%	9.14%	3.29%

Ratios and supplemental data
Net assets, end of period (millions)	$452	$366	$742	$900	$986	$592
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.17%[3]	1.04%	0.96%	0.99%	0.99%	1.00%
Expenses excluding waivers/reimbursements and expense reductions	1.17%[3]	1.06%	1.03%	1.02%	1.03%	1.00%
Net investment income	1.27%[3]	1.74%	1.96%	2.04%	1.91%	1.85%
Portfolio turnover rate	32%	60%	91%	67%	77%	103%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS B	Six Months Ended September 30, 2009 (unaudited)	Year Ended March 31,

		2009	2008	2007	2006	2005

Net asset value, beginning of period	$4.19	$8.29	$9.35	$8.90	$8.30	$8.20

Income from investment operations
Net investment income	0.01 [1]	0.06 [1]	0.12 [1]	0.12 [1]	0.11 [1]	0.09 [1]
Net realized and unrealized gains or losses on investments	1.29	(3.33)	(0.45)	0.42	0.59	0.12

Total from investment operations	1.30	(3.27)	(0.33)	0.54	0.70	0.21

Distributions to shareholders from
Net investment income	(0.01)	(0.08)	(0.10)	(0.09)	(0.10)	(0.11)
Net realized gains	0	(0.75)	(0.63)	0	0	0

Total distributions to shareholders	(0.01)	(0.83)	(0.73)	(0.09)	(0.10)	(0.11)

Net asset value, end of period	$5.48	$4.19	$8.29	$9.35	$8.90	$8.30

Total return[2]	31.43%	(39.13)%	(4.09)%	6.12%	8.45%	2.55%

Ratios and supplemental data
Net assets, end of period (millions)	$18	$18	$53	$104	$190	$77
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.92%[3]	1.78%	1.69%	1.69%	1.69%	1.70%
Expenses excluding waivers/reimbursements and expense reductions	1.92%[3]	1.80%	1.73%	1.72%	1.73%	1.70%
Net investment income	0.53%[3]	0.96%	1.25%	1.34%	1.22%	1.15%
Portfolio turnover rate	32%	60%	91%	67%	77%	103%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS C	Six Months Ended September 30, 2009 (unaudited)	Year Ended March 31,

		2009	2008	2007	2006	2005

Net asset value, beginning of period	$4.18	$8.29	$9.35	$8.90	$8.32	$8.21

Income from investment operations
Net investment income	0.01	0.06	0.11	0.12	0.11	0.09
Net realized and unrealized gains or losses on investments	1.27	(3.34)	(0.43)	0.42	0.57	0.13

Total from investment operations	1.28	(3.28)	(0.32)	0.54	0.68	0.22

Distributions to shareholders from
Net investment income	(0.01)	(0.08)	(0.11)	(0.09)	(0.10)	(0.11)
Net realized gains	0	(0.75)	(0.63)	0	0	0

Total distributions to shareholders	(0.01)	(0.83)	(0.74)	(0.09)	(0.10)	(0.11)

Net asset value, end of period	$5.45	$4.18	$8.29	$9.35	$8.90	$8.32

Total return[1]	30.71%	(39.13)%	(4.03)%	6.16%	8.26%	2.70%

Ratios and supplemental data
Net assets, end of period (millions)	$40	$33	$61	$72	$85	$16
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.92%[2]	1.80%	1.69%	1.69%	1.69%	1.70%
Expenses excluding waivers/reimbursements and expense reductions	1.92%[2]	1.82%	1.73%	1.72%	1.73%	1.70%
Net investment income	0.52%[2]	1.01%	1.22%	1.34%	1.22%	1.16%
Portfolio turnover rate	32%	60%	91%	67%	77%	103%

1	Excluding applicable sales charges
2	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS I	Six Months Ended September 30, 2009 (unaudited)	Year Ended March 31,

		2009	2008	2007	2006	2005

Net asset value, beginning of period	$4.16	$8.25	$9.31	$8.87	$8.27	$8.16

Income from investment operations
Net investment income	0.03	0.13	0.20	0.21	0.19	0.16
Net realized and unrealized gains or losses on investments	1.27	(3.32)	(0.43)	0.42	0.59	0.14

Total from investment operations	1.30	(3.19)	(0.23)	0.63	0.78	0.30

Distributions to shareholders from
Net investment income	(0.04)	(0.15)	(0.20)	(0.19)	(0.18)	(0.19)
Net realized gains	0	(0.75)	(0.63)	0	0	0

Total distributions to shareholders	(0.04)	(0.90)	(0.83)	(0.19)	(0.18)	(0.19)

Net asset value, end of period	$5.42	$4.16	$8.25	$9.31	$8.87	$8.27

Total return	31.24%	(38.43)%	(3.08)%	7.15%	9.47%	3.74%

Ratios and supplemental data
Net assets, end of period (millions)	$99	$84	$169	$204	$267	$136
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.92%[1]	0.79%	0.69%	0.69%	0.69%	0.70%
Expenses excluding waivers/reimbursements and expense reductions	0.92%[1]	0.81%	0.73%	0.72%	0.73%	0.70%
Net investment income	1.52%[1]	1.99%	2.22%	2.33%	2.21%	2.13%
Portfolio turnover rate	32%	60%	91%	67%	77%	103%

1	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

September 30, 2009 (unaudited)

	Principal
	Amount	Value

ASSET-BACKED SECURITIES 0.0%
Long Beach Asset Holdings Corp. NIM Trust, Ser. 2006-2, Class N2, 7.63%, 04/25/2046 • ☐ + 144A	$1,000,000	$0
Telos CLO, Ltd., Ser. 2006-1A, Class E, FRN, 4.76%, 10/11/2021 144A	1,000,000	137,840

Total Asset-Backed Securities (cost $1,997,516)		137,840

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.0%
FIXED-RATE 0.0%
GS Mtge. Securities Corp., Ser. 2007-NIM1, Class N2, 8.00%, 08/25/2046 ☐ + 144A	1,340,420	0

FLOATING-RATE 0.0%
Structured Adjustable Rate Mtge. Loan Pass-Through Cert., Ser. 2005-9, Class B8, 1.75%, 05/25/2035	1,519,588	16,670

Total Commercial Mortgage-Backed Securities (cost $2,803,111)		16,670

CORPORATE BONDS 11.9%
FINANCIALS 0.0%
Consumer Finance 0.0%
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	250,000	206,875

INDUSTRIALS 9.1%
Electrical Equipment 5.0%
Baldor Electric Co., 8.625%, 02/15/2017	19,500,000	19,890,000
Belden, Inc., 7.00%, 03/15/2017	1,750,000	1,673,438
General Cable Corp., 7.125%, 04/01/2017 ρ	9,000,000	8,865,000

		30,428,438

Machinery 4.1%
Actuant Corp., 6.875%, 06/15/2017	18,450,000	17,250,750
SPX Corp., 7.625%, 12/15/2014	7,550,000	7,644,375

		24,895,125

MATERIALS 0.8%
Metals & Mining 0.8%
Steel Dynamics, Inc., 8.25%, 04/15/2016 144A	4,600,000	4,646,000

UTILITIES 2.0%
Electric Utilities 2.0%
NRG Energy, Inc.:
7.375%, 02/01/2016	11,000,000	10,670,000
7.375%, 01/15/2017	1,800,000	1,746,000

		12,416,000

Total Corporate Bonds (cost $73,099,476)		72,592,438

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.0%
FIXED-RATE 0.0%
Harborview NIM Corp., Ser. 2006-12, Class N2, 8.35%, 12/19/2036 • ☐ + 144A (cost $899,933)	899,934	7,019

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.1%
FIXED-RATE 0.1%
Banc of America Mtge. Securities, Inc., Ser. 2003-7, Class B-5, 4.75%, 09/25/2018	$96,459	$24,924
Chase Mtge. Fin. Corp., Ser. 2003-S12:
Class B-3, 4.89%, 12/25/2018	196,784	21,680
Class B-4, 4.89%, 12/26/2018	98,392	7,530
Class B-5, 4.89%, 12/25/2018	197,259	7,415
Residential Funding Securities Corp., Ser. 2003-RM2, Class B3-2, 6.00%, 05/25/2033	291,983	122,016
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-16, Class B4, 5.00%, 11/25/2036	1,436,213	21,672

		205,237

FLOATING-RATE 0.0%
Banc of America Mtge. Securities, Inc., Ser. 2002-E, Class B-4, 3.92%, 06/20/2031	182,043	17,736
Cendant Mtge. Corp., Ser. 2005, Class B-4, 5.44%, 02/18/2035	170,796	25,736
Harborview Mtge. Loan Trust, Ser. 2004-7, Class B4, 3.61%, 11/19/2034	567,703	9,992
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B4, 5.79%, 05/25/2036	249,620	21,590
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A2, Class 2B2, 5.06%, 03/25/2033	318,742	44,018
PHH Mtge. Capital, LLC Mtge. Pass Through Certs.:
Ser. 2005-4, Class B4, 5.62%, 07/18/2035	253,656	22,020
Ser. 2005-5, Class B4, 5.53%, 08/18/2035	317,382	43,754

		184,846

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $3,757,577)		390,083

YANKEE OBLIGATIONS – CORPORATE 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Preferred Term Securities XII, Ltd., FRN, 1.91%, 12/24/2033 +	1,000,000	9,090
Preferred Term Securities XIII, Ltd., FRN, 1.86%, 03/24/2034 +	1,000,000	8,570

Total Yankee Obligations – Corporate (cost $1,342,966)		17,660

	Shares	Value

COMMON STOCKS 84.1%
CONSUMER STAPLES 2.0%
Household Products 1.4%
Church & Dwight Co.	155,000	8,794,700

Personal Products 0.6%
Estee Lauder Cos., Class A	100,000	3,708,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY 20.9%
Energy Equipment & Services 4.8%
Cameron International Corp. *	190,000	$7,185,800
Halliburton Co.	50,001	1,356,027
National Oilwell Varco, Inc. *	140,000	6,038,200
Noble Corp.	195,000	7,402,200
Pride International, Inc. *	200,000	6,088,000
Schlumberger, Ltd.	10,000	596,000
Transocean, Ltd. *	5,000	427,650

		29,093,877

Oil, Gas & Consumable Fuels 16.1%
Alpha Natural Resources, Inc. *	195,120	6,848,712
Anadarko Petroleum Corp. ρ	230,000	14,427,900
Apache Corp.	15,000	1,377,450
Consol Energy, Inc.	160,000	7,217,600
Devon Energy Corp.	30,000	2,019,900
EnCana Corp.	455,000	26,212,550
EOG Resources, Inc.	15,000	1,252,650
Hess Corp.	30,000	1,603,800
Marathon Oil Corp.	5,000	159,500
Massey Energy Co.	130,000	3,625,700
Occidental Petroleum Corp.	190,000	14,896,000
Patriot Coal Corp. * ρ	300,000	3,528,000
Peabody Energy Corp.	200,000	7,444,000
Suncor Energy, Inc.	180,000	6,220,800
XTO Energy, Inc.	40,001	1,652,841

		98,487,403

FINANCIALS 14.8%
Capital Markets 5.1%
Bank of New York Mellon Corp.	540,000	15,654,600
Northern Trust Corp.	260,000	15,121,600

		30,776,200

Commercial Banks 7.9%
PNC Financial Services Group, Inc. ρ	485,000	23,566,150
U.S. Bancorp ρ	1,130,000	24,701,800

		48,267,950

Diversified Financial Services 1.5%
Bank of America Corp.	550,000	9,306,000

Real Estate Investment Trusts (REITs) 0.3%
Saul Centers, Inc.	20,000	642,000
Washington Real Estate Investment Trust	40,000	1,152,000

		1,794,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 14.3%
Biotechnology 1.0%
Gen-Probe, Inc. *	150,000	$6,216,000

Health Care Equipment & Supplies 5.7%
Baxter International, Inc.	400,000	22,804,000
St. Jude Medical, Inc. *	310,000	12,093,100

		34,897,100

Health Care Providers & Services 0.8%
Owens & Minor, Inc.	110,000	4,977,500

Life Sciences Tools & Services 6.8%
Bio-Rad Laboratories, Inc., Class A *	92,000	8,452,960
Covance, Inc. *	100,000	5,415,000
Illumina, Inc. * ρ	100,000	4,250,000
Life Technologies Corp. *	10,000	465,500
Thermo Fisher Scientific, Inc. *	517,000	22,577,390

		41,160,850

INDUSTRIALS 8.4%
Aerospace & Defense 0.3%
Esterline Technologies Corp. *	50,000	1,960,501

Electrical Equipment 2.5%
Ametek, Inc.	65,000	2,269,150
Emerson Electric Co.	210,000	8,416,800
General Cable Corp. *	40,000	1,566,000
Roper Industries, Inc.	60,000	3,058,800

		15,310,750

Machinery 5.6%
Bucyrus International, Inc.	40,000	1,424,800
Donaldson Co., Inc.	140,000	4,848,200
Flowserve Corp.	170,000	16,751,800
IDEX Corp.	50,000	1,397,500
Joy Global, Inc.	140,000	6,851,600
SPX Corp.	40,000	2,450,800

		33,724,700

INFORMATION TECHNOLOGY 2.3%
Electronic Equipment, Instruments & Components 2.3%
Amphenol Corp., Class A	365,000	13,753,200

MATERIALS 14.3%
Chemicals 6.9%
FMC Corp.	330,000	18,562,500
Monsanto Co.	230,000	17,802,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Praxair, Inc.	55,000	$4,492,950
Sigma-Aldrich Corp.	20,000	1,079,600

		41,937,050

Containers & Packaging 0.5%
Greif, Inc., Class A	60,000	3,303,000

Metals & Mining 6.9%
Barrick Gold Corp.	115,000	4,358,500
Cliffs Natural Resources, Inc.	220,000	7,119,200
Freeport-McMoRan Copper & Gold, Inc.	365,000	25,042,650
Nucor Corp.	65,000	3,055,650
Steel Dynamics, Inc.	170,000	2,607,800

		42,183,800

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 0.6%
Global Crossing, Ltd. *	249,700	3,570,710

Wireless Telecommunication Services 1.4%
American Tower Corp., Class A *	230,000	8,372,000

UTILITIES 5.1%
Electric Utilities 2.8%
NRG Energy, Inc. *	600,000	16,914,000

Gas Utilities 2.3%
National Fuel Gas Co.	10,000	458,100
Questar Corp.	360,000	13,521,600

		13,979,700

Total Common Stocks (cost $580,763,631)		512,488,991

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 3.9%
ENERGY 0.7%
Oil, Gas & Consumable Fuels 0.7%
Patriot Coal Corp., 3.25%, 05/31/2013	$6,100,000	4,735,125

INDUSTRIALS 3.2%
Electrical Equipment 3.2%
General Cable Corp., 1.00%, 10/15/2012	22,600,000	19,436,000

Total Convertible Debentures (cost $27,308,518)		24,171,125

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 9.7%
MUTUAL FUND SHARES 9.7%
BGI Prime Money Market Fund, Premium Shares, 0.19% q ρρ	4,516	$4,516
BlackRock Liquidity TempFund, Institutional Class, 0.22% q ρρ	13,340,411	13,340,411
Evergreen Institutional Money Market Fund, Class I, 0.13% q ø ρρ	43,777,645	43,777,645
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.16% q ρρ	1,990,349	1,990,349

Total Short-Term Investments (cost $59,112,921)		59,112,921

Total Investments (cost $751,085,649) 109.7%		668,934,747
Other Assets and Liabilities (9.7%)		(59,391,160)

Net Assets 100.0%		$609,543,587

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
ρ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin

The following table shows portfolio composition as a percent of total investments as of September 30, 2009:

Energy	19.7%
Industrials	18.8%
Materials	13.8%
Financials	13.5%
Health Care	13.0%
Utilities	6.5%
Information Technology	2.1%
Consumer Staples	1.9%
Telecommunication Services	1.8%
Mortgage-Backed Securities	0.1%
Cash Equivalents	8.8%

100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

September 30, 2009 (unaudited)

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of September 30, 2009:

AAA	0.1%
BB	43.8%
B	51.2%
NR	4.9%

100.0%

The following table shows the percent of total bonds based on effective maturity as of September 30, 2009:

Less than 1 year	0.1%
3 to 5 years	24.9%
5 to 10 years	74.8%
10 to 20 years	0.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2009 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $707,308,004) including $57,205,862 of securities loaned	$625,157,102
Investments in affiliated issuers, at value (cost $43,777,645)	43,777,645

Total investments	668,934,747
Segregated cash	11,703
Principal paydown receivable	3,544
Receivable for Fund shares sold	345,279
Dividends and interest receivable	2,280,419
Receivable for securities lending income	6,258
Prepaid expenses and other assets	105,835

Total assets	671,687,785

Liabilities
Payable for securities purchased	1,615,170
Payable for Fund shares redeemed	702,642
Payable for securities on loan	59,124,624
Due to custodian bank	437,178
Advisory fee payable	6,912
Distribution Plan expenses payable	4,721
Due to other related parties	3,093
Trustees’ fees and expenses payable	185,139
Accrued expenses and other liabilities	64,719

Total liabilities	62,144,198

Net assets	$609,543,587

Net assets represented by
Paid-in capital	$873,391,111
Overdistributed net investment income	(192,815)
Accumulated net realized losses on investments	(181,503,807)
Net unrealized losses on investments	(82,150,902)

Total net assets	$609,543,587

Net assets consists of
Class A	$451,697,829
Class B	18,436,715
Class C	40,354,210
Class I	99,054,833

Total net assets	$609,543,587

Shares outstanding (unlimited number of shares authorized)
Class A	82,894,711
Class B	3,367,051
Class C	7,401,722
Class I	18,260,343

Net asset value per share
Class A	$5.45
Class A — Offering price (based on sales charge of 5.75%)	$5.78
Class B	$5.48
Class C	$5.45
Class I	$5.42

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2009 (unaudited)

Investment income
Interest	$4,787,306
Dividends (net of foreign withholding taxes of $24,427)	2,020,671
Securities lending	36,073
Income from affiliated issuers	4,869

Total investment income	6,848,919

Expenses
Advisory fee	1,191,374
Distribution Plan expenses
Class A	517,022
Class B	91,736
Class C	186,956
Administrative services fee	280,322
Transfer agent fees	893,653
Trustees’ fees and expenses	6,205
Printing and postage expenses	85,315
Custodian and accounting fees	72,574
Registration and filing fees	22,906
Professional fees	29,221
Other	8,002

Total expenses	3,385,286
Less: Expense reductions	(52)

Net expenses	3,385,234

Net investment income	3,463,685

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	(41,034,623)
Foreign currency related transactions	52

Net realized losses on investments	(41,034,571)

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	187,898,722
Foreign currency related transactions	111

Net change in unrealized gains or losses on investments	187,898,833

Net realized and unrealized gains or losses on investments	146,864,262

Net increase in net assets resulting from operations	$150,327,947

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2009 (unaudited)		Year Ended March 31, 2009

Operations
Net investment income		$3,463,685		$13,292,417
Net realized losses on investments		(41,034,571)		(120,515,013)
Net change in unrealized gains or losses on investments		187,898,833		(257,170,202)

Net increase (decrease) in net assets resulting from operations		150,327,947		(364,392,798)

Distributions to shareholders from
Net investment income
Class A		(2,637,466)		(11,705,876)
Class B		(47,729)		(416,902)
Class C		(99,052)		(647,189)
Class I		(677,602)		(3,007,083)
Net realized gains
Class A		0		(60,375,775)
Class B		0		(3,301,688)
Class C		0		(5,267,261)
Class I		0		(14,099,456)

Total distributions to shareholders		(3,461,849)		(98,821,230)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	569,503	3,091,023	2,674,414	15,601,928
Class B	148,699	786,955	535,739	3,435,033
Class C	291,858	1,421,821	2,586,520	12,751,449
Class I	630,308	3,188,607	1,326,811	7,476,963

		8,488,406		39,265,373

Net asset value of shares issued in reinvestment of distributions
Class A	462,091	2,360,861	15,881,763	66,161,672
Class B	8,498	42,883	836,186	3,432,593
Class C	17,157	86,577	1,297,797	5,304,806
Class I	112,242	571,892	3,484,680	14,524,699

		3,062,213		89,423,770

Automatic conversion of Class B shares to Class A shares
Class A	552,436	2,623,533	1,555,401	10,931,287
Class B	(552,203)	(2,623,533)	(1,555,636)	(10,931,287)

		0		0

Payment for shares redeemed
Class A	(6,371,247)	(30,734,696)	(21,967,231)	(130,140,289)
Class B	(566,189)	(2,721,815)	(1,861,198)	(11,655,730)
Class C	(819,329)	(3,984,006)	(3,338,075)	(17,332,826)
Class I	(2,684,545)	(12,903,391)	(5,071,264)	(29,183,676)

		(50,343,908)		(188,312,521)

Net decrease in net assets resulting from capital share transactions		(38,793,289)		(59,623,378)

Total increase (decrease) in net assets		108,072,809		(522,837,406)
Net assets
Beginning of period		501,470,778		1,024,308,184

End of period		$609,543,587		$501,470,778

Overdistributed net investment income		$(192,815)		$(194,651)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Diversified Capital Builder Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Effective after the close of business on June 30, 2009, Class B shares were closed to new accounts and additional purchases by existing shareholders. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through November 24, 2009 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid a fee at an annual rate of 1.50% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Diversified Capital Builder Fund, starting at 0.41% and declining to 0.21% as the aggregate average daily net assets increase. For the six months ended September 30, 2009, the advisory fee was equivalent to an annual rate of 0.43% of the Fund’s average daily net assets.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended September 30, 2009, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended September 30, 2009, the transfer agent fees were equivalent to an annual rate of 0.32% of the Fund’s average daily net assets.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wells Fargo. During the six months ended September 30, 2009, the Fund paid brokerage commissions of $15,885 to broker-dealers affiliated with Wells Fargo.

4. DISTRIBUTION PLANS

Evergreen Investment Services (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for Class A shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

distribution fees for Class A shares are limited to 0.25% of the average daily net assets of the class.

For the six months ended September 30, 2009, EIS received $3,831 from the sale of Class A shares and $49, $13,139 and $155 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $178,202,158 and $176,009,356, respectively, for the six months ended September 30, 2009.

Fair value measurements are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of September 30, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Equity securities
Common stocks	$512,488,991	$0	$0	$512,488,991
Asset-backed securities	0	137,840	0	137,840
Mortgage-backed securities	0	406,753	7,019	413,772
Corporate debt securities	0	96,781,223	0	96,781,223
Short-term investments	59,112,921	0	0	59,112,921

Total	$571,601,912	$97,325,816	$7,019	$668,934,747

Further details on the major security types listed above can be found in the Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Mortgage-backed securities

Balance as of March 31, 2009	$18,629
Realized gains or losses	0
Change in unrealized gains or losses	(11,610)
Net purchases (sales)	0
Transfers in and/or out of Level 3	0

Balance as of September 30, 2009	$7,019

Change in unrealized loss included in earnings relating to securities still held at September 30, 2009	$(11,610)

During the six months ended September 30, 2009, the Fund loaned securities to certain brokers and earned $36,073, net of $4,406 paid to Wachovia Global Securities Lending as the securities lending agent. At September 30, 2009, the value of securities on loan and the total value of collateral received for securities loaned (including segregated cash) amounted to $57,205,862 and $59,124,624 respectively.

On September 30, 2009, the aggregate cost of securities for federal income tax purposes was $751,085,649. The gross unrealized appreciation and depreciation on securities based on tax cost was $28,717,662 and $110,868,564, respectively, with a net unrealized depreciation of $82,150,902.

As of March 31, 2009, the Fund had $29,569,654 in capital loss carryovers for federal income tax purposes with $15,320,915 expiring in 2010, $5,016,277 expiring in 2011 and $9,232,462 expiring in 2017. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of March 31, 2009, the Fund incurred and elected to defer post-October losses of $110,864,056.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended September 30, 2009, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. Prior to June 26, 2009, the interest rate was 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. Prior to June 26, 2009, the annual commitment fee was 0.09%. During the six months ended September 30, 2009, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Diversified Capital Builder Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the

ADDITIONAL INFORMATION (unaudited) continued

information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

ADDITIONAL INFORMATION (unaudited) continued

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC, would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research

ADDITIONAL INFORMATION (unaudited) continued

capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the broad-based securities index against which the Trustees compared the Fund’s performance (a 60%/40% blend of the Russell 1000 Index and the Barclays Capital Aggregate Bond Index), and performed in the fifth quintile of the mutual funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund’s portfolio manager had changed in 2007 and that the new portfolio manager had not yet managed the Fund for a sufficiently long period to allow for definitive conclusions about the new portfolio manager’s performance. The Trustees concluded that the remedial measures being undertaken by EIMC in light of the Fund’s relative underperformance were at least sufficient to allow the Trustees to continue the advisory agreement.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the

ADDITIONAL INFORMATION (unaudited) continued

reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by a majority of the mutual funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 50 portfolios as of 12/31/2008)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009	Principal occupations: Chief Operating Officer, Wells Fargo Funds Management, LLC; President and Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 77 Evergreen funds as of December 31, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

568008 rv6 11/2009

Item 2 – Code of Ethics

Not required for this semi-annual filing.

Item 3 – Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 – Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting.

Item 12 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust
By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn Principal Executive Officer

Date: November 27, 2009

By:	/s/ Jeremy DePalma

Jeremy DePalma Principal Financial Officer

Date: November 27, 2009